Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of significant judgments in determining the expected future cash flows

		Semiconductor
USD’000	ASIC Segment	Segment	Total
Goodwill balance as at December 31, 2023	—	8,317	8,317
Goodwill acquired during the year	—	—	—
Impairment losses	—	—	—
As at December 31, 2024
Goodwill	—	8,317	8,317
Accumulated impairment losses	—	—	—
Goodwill balance as at December 31, 2024	—	8,317	8,317
Goodwill acquired during the year	5,504	—	5,504
Currency translation adjustment	152	—	152
Impairment losses	—	—	—
As at December 31, 2025
Goodwill	5,504	8,317	13,821
Accumulated currency translation adjustment	152	—	152
Goodwill balance as at December 31, 2025	5,656	8,317	13,973